Share Capital (Details) - Schedule of Share Capital	6 Months Ended				12 Months Ended
	Jun. 30, 2024 MYR (RM) shares		Jun. 30, 2024 USD ($) shares		Dec. 31, 2023 MYR (RM) shares
Paid up capital:
At beginning of year	38,027,579		38,027,579		34,412,259
At beginning of year	RM 44,009,131		$ 9,329,503		RM 13,127,427
Issuance of shares	RM 13,043,907		$ 2,765,180		RM 1,964,335
At of end of year	70,547,415		70,547,415		38,027,579
At of end of year	RM 171,586,028		$ 36,374,551		RM 44,009,131
Issuance of shares Two [Member]
Paid up capital:
Issuance of shares		[1]		[1]	1,280,000	[1]
Issuance of shares		[1]		[1]	RM 3,349,620	[1]
Issuance of shares Three [Member]
Paid up capital:
Issuance of shares		[2]		[2]	736,169	[2]
Issuance of shares		[2]		[2]	RM 7,341,927	[2]
Issuance of shares Four [Member]
Paid up capital:
Issuance of shares		[3]		[3]	304,246	[3]
Issuance of shares		[3]		[3]	RM 4,068,333	[3]
Issuance of shares Five [Member]
Paid up capital:
Issuance of shares		[4]		[4]	600,000	[4]
Issuance of shares		[4]		[4]	RM 6,921,300	[4]
Issuance of shares Six [Member]
Paid up capital:
Issuance of shares		[5]		[5]	380,000	[5]
Issuance of shares		[5]		[5]	RM 4,451,733	[5]
Issuance of shares Seven [Member]
Paid up capital:
Issuance of shares		[6]		[6]	286,533	[6]
Issuance of shares		[6]		[6]	RM 4,518,500	[6]
Issuance of shares Eight [Member]
Paid up capital:
Issuance of shares		[7]		[7]	28,372	[7]
Issuance of shares		[7]		[7]	RM 230,291	[7]
Issuance of shares Nine [Member]
Paid up capital:
Issuance of shares	2,200,000	[8]	2,200,000	[8]		[8]
Issuance of shares	RM 5,320,120	[8]	$ 1,127,813	[8]		[8]
Issuance of shares Ten [Member]
Paid up capital:
Issuance of shares	149,816	[9]	149,816	[9]		[9]
Issuance of shares	RM 797,844	[9]	$ 169,135	[9]		[9]
Issuance of shares eleven [Member]
Paid up capital:
Issuance of shares	2,518,984	[10]	2,518,984	[10]		[10]
Issuance of shares	RM 14,995,875	[10]	$ 3,178,978	[10]		[10]
Issuance of shares Twelve [Member]
Paid up capital:
Issuance of shares	350,000	[11]	350,000	[11]		[11]
Issuance of shares	RM 6,598,200	[11]	$ 1,398,753	[11]		[11]
Issuance of shares Thirteen [Member]
Paid up capital:
Issuance of shares	2,500,000	[12]	2,500,000	[12]		[12]
Issuance of shares	RM 10,445,600	[12]	$ 2,214,366	[12]		[12]
Issuance of shares Fourteen [Member]
Paid up capital:
Issuance of shares	1,021,047	[13]	1,021,047	[13]		[13]
Issuance of shares	RM 5,171,195	[13]	$ 1,096,242	[13]		[13]
Issuance of shares Fifteen [Member]
Paid up capital:
Issuance of shares	8,000,000	[14]	8,000,000	[14]		[14]
Issuance of shares	RM 32,285,776	[14]	$ 6,844,267	[14]		[14]
Issuance of shares Sixteen [Member]
Paid up capital:
Issuance of shares	14,197,447	[15]	14,197,447	[15]		[15]
Issuance of shares	RM 46,952,428	[15]	$ 9,953,453	[15]		[15]
Issuance of shares Seventeen [Member]
Paid up capital:
Issuance of shares	1,582,542	[16]	1,582,542	[16]		[16]
Issuance of shares	RM 5,009,859	[16]	$ 1,062,041	[16]		[16]

[1]	On April 12, 2023, 1,280,000 ordinary shares were issued in our initial offering at USD4.00 per ordinary share, before deduction the discounts and expenses.
[2]	On April 12, 2023, 736,169 ordinary shares were issued to Exchange Listing, LLC pursuant to their consulting agreement with the Company.
[3]	In May 2023, 229,453 and 74,793 ordinary shares were issued to Exchange Listing, LLC and Boustead Securities, LLC pursuant to the exercise of warrants, respectively.
[4]	On May 31, 2023, 600,000 ordinary shares were issued to Globexus Holding Corp as part of share-swap arrangement for 500 Globexus Holding Corp’s ordinary shares.
[5]	On April 12, 2023, 380,000 ordinary shares were issued, in aggregate, to certain of our executive officers and employees pursuant to their employment agreements.
[6]	On August 1, 2023, 286,533 ordinary shares were issued to ZCity Sdn. Bhd. as consideration for services rendered to the Company.
[7]	On October 1, 2023, 28,372 ordinary shares were issued to Outside The Box Capital Inc. as consideration for services rendered to the Company.
[8]	On January 17, 2024, 2,200,000 ordinary shares were issued in our following offering at USD1.25 per ordinary share, before deduction the discounts and expenses.
[9]	In January 2024, 149,816 ordinary shares were issued, in aggregate, to our directors to pursuant to their employment agreements.
[10]	2,518,984 ordinary shares were issued from February 2024 to April 2024, in aggregate, to pursuant to the exercise of warrants.
[11]	On March 18, 2024, 350,000 ordinary shares were issued to Sichenzia Ross Ference Carmel LLP as consideration for services rendered to the Company.
[12]	On April 10, 2024, 2,500,000 ordinary shares were issued to Legacy Credit Sdn Bhd at USD1.00 per share for first 1,000,000 unit of ordinary shares and USD0.80 per share for the remaining 1,500,000 units of ordinary shares.
[13]	On April 13, 2024, 1,021,047 ordinary shares were issued to executive director and independence director pursuant to their employment agreements.
[14]	On May 22, 2024, 8,000,000 ordinary shares were issued to shareholders of Treasure Gold Inc as a collateral securing the Shell Company.
[15]	On June 7, 2024, 14,197,447 ordinary shares were issued to Nexgen Advisory Sdn Bhd as a as prepayment for services rendered to the Company.
[16]	In June 2024, 1,582,542 ordinary shares were issued in At-The-Market offering at the price ranged from USD0.59 to USD0.81, before deduction the discounts and expenses.